Equity Investments - Additional Information (Detail)	1 Months Ended
	May 31, 2013	Jul. 31, 2012	Dec. 31, 2014
Infocomm Asia Holdings Pte Ltd
Schedule of Investments [Line Items]
Investments percentages accounted under equity method accounting	20.00%
Sale of ownership under agreement	20.00%	60.00%
East Gate Media Contents and Technology Fund
Schedule of Investments [Line Items]
Investments percentages accounted under equity method accounting			18.00%
Double Two Network Technology Company Limited
Schedule of Investments [Line Items]
Investments percentages accounted under equity method accounting			22.86%